ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE INTERNATIONAL BOND FUND
Unaudited		March 31, 2007
Portfolio of Investments †	Par/Shares	Value
(Cost and value in $000s)
ARGENTINA 0.8%
Government Bonds 0.8%
Republic of Argentina, 2.00%, 9/30/14	32,515,000	11,606
Republic of Argentina, VR, 2.79%, 12/31/33	12,475,000	5,863
Total Argentina (Cost $17,705)		17,469
AUSTRALIA 0.1%
Corporate Bonds 0.1%
Australia & New Zealand Banking Group, STEP
4.45%, 2/5/15 (EUR)	1,223,000	1,641
Westpac Banking, 2.875%, 6/25/08 (EUR)	659,000	868
Total Australia (Cost $2,341)		2,509
AUSTRIA 4.3%
Government Bonds 4.3%
Republic of Austria, 4.00%, 7/15/09	60,000,000	80,180
Republic of Austria, 5.50%, 1/15/10	12,134,000	16,838
Republic of Austria, 6.25%, 7/15/27	1,504,000	2,539
Total Austria (Cost $90,676)		99,557
BELGIUM 6.0%
Corporate Bonds 0.1%
Elia System Operator, 4.75%, 5/13/14	1,573,000	2,137
		2,137
Government Bonds 5.9%
Kingdom of Belgium, 3.00%, 3/28/10	45,000,000	58,538
Kingdom of Belgium, 4.25%, 9/28/13	23,850,000	32,224
Kingdom of Belgium, 5.00%, 3/28/35	31,045,000	46,065
		136,827
Total Belgium (Cost $137,959)		138,964
BRAZIL 2.1%
Government Bonds 2.1%
Brazil Notas Do Tesouro Nacional, 6.00%, 5/15/15	16,152,000	11,870
Brazil Notas Do Tesouro Nacional, 6.00%, 8/15/24	1,500,000	1,063
Brazil Notas Do Tesouro Nacional, 10.00%, 1/1/10	9,150,000	4,273
Brazil Notas Do Tesouro Nacional, 10.00%, 1/1/12	49,338,000	22,526
Brazil Notas Do Tesouro Nacional, 10.00%, 1/1/14	18,971,000	8,500
Total Brazil (Cost $42,375)		48,232
CANADA 0.9%
Government Bonds 0.9%
Government of Canada, 5.75%, 6/1/33	8,015,000	8,669
Province of Ontario, 5.00%, 3/8/14	14,288,000	12,944
Total Canada (Cost $21,288)		21,613
CAYMAN ISLANDS 0.1%
Corporate Bonds 0.1%
BES Finance, 6.25%, 5/17/11 (EUR)	1,129,000	1,611
Total Cayman Islands (Cost $1,524)		1,611
DENMARK 0.8%
Corporate Bonds 0.0%
Nordic Telephone, 8.25%, 5/1/16 (EUR) (1)	765,000	1,115
		1,115
Government Bonds 0.8%
Kingdom of Denmark, 5.00%, 11/15/13	83,415,000	15,818
Kingdom of Denmark, 7.00%, 11/10/24	11,285,000	2,717
		18,535
Total Denmark (Cost $17,874)		19,650
FINLAND 3.3%
Corporate Bonds 0.1%
Nordea Bank, 5.75%, 3/26/14	1,598,000	2,192
		2,192
Government Bonds 3.2%
Republic of Finland, 5.00%, 7/4/07	56,233,000	75,387
		75,387
Total Finland (Cost $75,594)		77,579
FRANCE 8.4%
Corporate Bonds 0.7%
Aventis, 4.25%, 9/15/10	1,411,000	1,880
BNP Paribas, 5.25%, 12/17/12	1,129,000	1,579
Casino Guichard Perrachon, 6.00%, 2/27/12	1,600,000	2,246
Credit Agricole, STEP, 5.00%, 6/29/49 (GBP)	2,000,000	3,637
France Telecom, 7.25%, 1/28/13	1,250,000	1,894
Gie Suez Alliance, 5.125%, 6/24/15 (2)	1,129,000	1,581
Veolia Environment, 4.875%, 5/28/13	1,100,000	1,492
Vivendi Environment, 5.875%, 2/1/12	931,000	1,317
		15,626
Government Bonds 7.7%
Government of France, 4.75%, 10/25/12	22,950,000	31,735
Government of France, 5.50%, 4/25/10	46,950,000	65,399
Government of France, 5.50%, 4/25/29	19,749,000	30,896
Government of France, 5.75%, 10/25/32	32,240,000	52,683
		180,713
Total France (Cost $182,126)		196,339
GERMANY 9.6%
Corporate Bonds 2.0%
Deutsche Bank, 5.125%, 1/31/13	1,317,000	1,822
EnBW International Finance, 5.875%, 2/28/12	1,129,000	1,606
Eurohypo, 4.50%, 1/21/13 (2)	16,000,000	21,733
KFW, 4.70%, 6/2/37 (CAD) (2)	6,630,000	5,799
KFW, 5.50%, 12/7/15 (GBP)	8,200,000	16,292
		47,252
Government Bonds 7.6%
Bundesrepublic, 3.50%, 1/4/16	32,725,000	42,064
Bundesrepublic, 3.75%, 7/4/13	1,500,000	1,975
Bundesrepublic, 3.75%, 1/4/17	7,100,000	9,256
Bundesrepublic, 4.00%, 1/4/37	8,680,000	11,135
Bundesrepublic, 4.50%, 1/4/13	13,230,000	18,111
Bundesrepublic, 4.75%, 7/4/28	9,728,000	13,894
Bundesrepublic, 4.75%, 7/4/34	7,383,000	10,643
Bundesrepublic, 5.50%, 1/4/31	9,900,000	15,621
Bundesrepublic, 6.00%, 7/4/07	40,572,000	54,523
		177,222
Total Germany (Cost $214,038)		224,474
GREECE 0.1%
Government Bonds 0.1%
Hellenic Republic, 4.60%, 5/20/13	2,163,000	2,959
Total Greece (Cost $2,358)		2,959
HONG KONG 0.1%
Corporate Bonds 0.1%
Hutchinson Whampoa, 5.875%, 7/8/13 (EUR)	1,033,000	1,473
Total Hong Kong (Cost $1,419)		1,473
HUNGARY 0.3%
Government Bonds 0.3%
Government of Hungary, 6.25%, 6/12/08	1,182,800,000	6,263
Total Hungary (Cost $6,242)		6,263
IRELAND 0.9%
Corporate Bonds 0.4%
Bank of Ireland, 6.45%, 2/10/10	1,504,000	2,123
GE Capital European Funding, 3.50%, 2/14/13	2,500,000	3,213
GE Capital UK Funding, 5.625%, 12/12/14 (GBP)	1,504,000	2,947
		8,283
Government Bonds 0.5%
Republic of Ireland, 4.00%, 4/18/10 (2)	2,962,000	3,955
Republic of Ireland, 5.00%, 4/18/13	5,737,000	8,057
		12,012
Total Ireland (Cost $16,466)		20,295
ITALY 4.6%
Corporate Bonds 0.6%
Banca Intesa, 5.85%, 5/8/14	1,598,000	2,199
Banca Monte Dei Paschi di Siena, VR, 4.50%, 9/24/15	1,598,000	2,142
Edison, 5.125%, 12/10/10	941,000	1,289
Lottomatica, 4.80%, 12/22/08	800,000	1,076
Olivetti Finance, 5.875%, 1/24/08	379,000	512
Olivetti Finance, 6.875%, 1/24/13	1,500,000	2,203
Sanpaolo IMI, 3.75%, 6/9/15	1,504,000	1,973
Telecom Italia, 5.375%, 1/29/19	2,200,000	2,933
Telecom Italia, VR, 7.25%, 4/20/11	798,000	1,172
		15,499
Government Bonds 4.0%
Republic of Italy, 4.25%, 8/1/14 (2)	13,261,000	17,880
Republic of Italy, 5.00%, 10/15/07	10,288,000	13,831
Republic of Italy, 6.00%, 11/1/07	31,788,000	42,985
Republic of Italy, 6.00%, 5/1/31	8,418,000	13,636
Republic of Italy, 7.25%, 11/1/26	2,335,653	4,252
		92,584
Total Italy (Cost $83,465)		108,083
JAMAICA 0.2%
Government Bonds 0.2%
Government of Jamaica 10.625% (USD) (2)	4,375,000	5,340
Total Jamaica (Cost $5,315)		5,340
JAPAN 15.5%
Corporate Bonds 0.1%
Mizuho Capital Investment, 5.02%, 6/29/49 (EUR)	800,000	1,073
Sumitomo Mitsui Bank, 4.375%, 7/29/49 (EUR)	850,000	1,093
		2,166
Government Bonds 15.4%
Government of Japan, 1.00%, 12/20/12	3,051,800,000	25,571
Government of Japan, 1.00%, 6/10/16	5,861,599,800	49,036
Government of Japan, 1.10%, 9/20/12	742,850,000	6,270
Government of Japan, 1.10%, 12/10/16	3,181,512,500	26,859
Government of Japan, 1.30%, 12/20/13	4,293,250,000	36,366
Government of Japan, 1.30%, 3/20/15	3,137,000,000	26,302
Government of Japan, 1.40%, 3/21/11	6,007,500,000	51,758
Government of Japan, 1.40%, 3/20/12	3,594,400,000	30,881
Government of Japan, 1.70%, 9/20/16	2,489,250,000	21,371
Government of Japan, 1.90%, 3/20/25	5,241,250,000	43,758
Government of Japan, 2.00%, 6/20/22	2,422,950,000	20,813
Government of Japan, 2.00%, 12/20/33	1,889,100,000	15,062
Government of Japan, 2.20%, 6/22/20	557,700,000	4,951
		358,998
Total Japan (Cost $364,721)		361,164
JERSEY 0.1%
Corporate Bonds 0.1%
Travelers Insurance, 5.75%, 12/6/11 (GBP)	1,504,000	2,942
Total Jersey (Cost $2,715)		2,942
MALAYSIA 0.2%
Government Bonds 0.2%
Government of Malaysia, 3.756%, 4/28/11	19,817,000	5,792
Total Malaysia (Cost $5,269)		5,792
MEXICO 4.9%
Corporate Bonds 0.5%
Pemex Project Funding Master Trust, 5.75%, 12/15/15 (USD)	8,720,000	8,759
Pemex Project Funding Master Trust, 6.25%, 8/5/13 (EUR)	1,600,000	2,301
		11,060
Government Bonds 4.4%
United Mexican States, 8.00%, 12/17/15	407,200,000	38,088
United Mexican States, 9.00%, 12/22/11	356,723,000	34,279
United Mexican States, 9.00%, 12/20/12	257,560,000	24,984
United Mexican States, 9.50%, 12/18/14	50,055,000	5,052
		102,403
Total Mexico (Cost $111,807)		113,463
NETHERLANDS 2.6%
Corporate Bonds 0.4%
ING Bank, 5.50%, 1/4/12	1,129,000	1,583
Nell AF SARL, 8.375%, 8/15/15 (1)(2)	900,000	1,301
NXP, 8.625%, 10/15/15 (2)	1,500,000	2,044
Rabobank Nederland, 3.125%, 7/19/10	800,000	1,036
RWE Finance, 5.375%, 4/18/08	847,000	1,146
RWE Finance, 6.375%, 6/3/13 (GBP)	1,504,000	3,039
		10,149
Government Bonds 2.2%
Government of Netherlands, 5.25%, 7/15/08	33,000,000	44,768
Government of Netherlands, 5.50%, 1/15/28	4,266,000	6,658
		51,426
Total Netherlands (Cost $55,420)		61,575
POLAND 1.9%
Government Bonds 1.9%
Government of Poland, 5.25%, 10/25/17	86,950,000	30,174
Government of Poland, 6.25%, 10/24/15	37,670,000	13,965
Total Poland (Cost $43,468)		44,139
RUSSIA 0.4%
Corporate Bonds 0.2%
Gaz Capital, 4.56%, 12/9/12 (EUR)	2,500,000	3,272
		3,272
Government Bonds 0.2%
Russian Federation, VR, 7.50%, 3/31/30 (USD)	4,437,700	5,039
		5,039
Total Russia (Cost $7,928)		8,311
SERBIA 0.5%
Government Bonds 0.5%
Republic of Serbia, VR, 3.75%, 11/1/24 (USD) (2)	11,785,000	11,122
Total Serbia (Cost $10,938)		11,122
SOUTH AFRICA 0.6%
Government Bonds 0.6%
Republic of South Africa, 13.00%, 8/31/10 (2)	96,068,000	15,031
Total South Africa (Cost $16,982)		15,031
SPAIN 4.5%
Corporate Bonds 0.8%
Altadis Emisiones Financieras, 4.00%, 12/11/15	800,000	985
Banco Bilbao Vizcaya Argentaria, 4.375%, 10/20/19	800,000	1,057
Instituto de Credito Oficial, 5.50%, 3/8/11 (AUD)	17,375,000	13,618
Telefonica, 4.375%, 2/2/16	350,000	451
Telefonica Europe, 5.125%, 2/14/13	1,650,000	2,259
		18,370
Government Bonds 3.7%
Kingdom of Spain, 4.00%, 1/31/10	27,134,000	36,264
Kingdom of Spain, 5.75%, 7/30/32	3,950,000	6,441
Kingdom of Spain, 6.00%, 1/31/08	32,164,000	43,673
		86,378
Total Spain (Cost $89,671)		104,748
SUPRANATIONAL 1.7%
Corporate Bonds 1.7%
Eurofima, 6.50%, 8/22/11 (AUD)	10,680,000	8,676
European Investment Bank, 8.00%, 10/21/13 (ZAR)	20,000,000	2,694
European Investment Bank, 8.75%, 8/25/17 (GBP)	6,500,000	16,254
Inter-American Development Bank, 4.40%, 1/26/26 (CAD)	13,300,000	11,230
Total Supranational (Cost $38,520)		38,854
SWEDEN 2.5%
Corporate Bonds 0.2%
Svenska Handelsbanken, 6.125%, 3/29/49 (GBP)	1,504,000	2,969
Vattenfall Treasury, 6.00%, 4/3/09 (EUR)	781,000	1,078
		4,047
Government Bonds 2.3%
Kingdom of Sweden, 5.00%, 1/28/09 (2)	371,280,000	54,265
		54,265
Total Sweden (Cost $56,100)		58,312
SWITZERLAND 0.2%
Corporate Bonds 0.2%
Credit Suisse Group, 6.375%, 6/7/13 (EUR)	1,129,000	1,664
UBS (Jersey Branch), 4.50%, 9/16/19 (EUR)	1,598,000	2,136
Total Switzerland (Cost $3,667)		3,800
TURKEY 1.5%
Government Bonds 1.5%
Republic of Turkey, 14.00%, 1/19/11	46,545,000	29,753
Republic of Turkey, 15.00%, 2/10/10	8,465,000	5,628
Total Turkey (Cost $34,939)		35,381
UNITED KINGDOM 5.6%
Corporate Bonds 1.3%
Barclays, 5.75%, 3/8/11 (EUR)	1,129,000	1,590
HBOS, 4.375%, 10/30/19 (EUR)	1,223,000	1,621
HSBC Bank, 4.25%, 3/18/16 (EUR)	1,270,000	1,686
HSBC Holdings, 9.875%, 4/8/18	1,220,000	2,887
Imperial Tobacco Finance, 6.875%, 6/13/12	1,504,000	3,068
National Grid Transco, 5.00%, 7/2/18 (EUR)	386,000	520
Nationwide Building Society, 3.375%, 8/17/15 (EUR)	1,692,000	2,190
Northern Rock, STEP, 5.75%, 2/28/17	2,004,000	3,908
Rentokil Initial, 5.75%, 3/31/16	2,000,000	3,804
Rolls Royce, 4.50%, 3/16/11 (EUR)	819,000	1,099
Royal Bank of Scotland, STEP, 6.00%, 6/29/49	1,904,000	3,758
Scottish Power, 8.375%, 2/20/17	1,223,000	2,883
Standard Chartered Bank, 3.625%, 2/3/17 (EUR)	1,504,000	1,934
		30,948
Government Bonds 4.3%
United Kingdom Treasury, 4.25%, 3/7/11	12,550,000	23,807
United Kingdom Treasury, 4.25%, 6/7/32	40,285,000	76,333
		100,140
Total United Kingdom (Cost $129,121)		131,088
UNITED STATES 3.2%
Corporate Bonds 3.2%
AIG Sunamerica, 5.625%, 2/1/12 (GBP)	1,504,000	2,936
Allstate Life Funding, 6.375%, 1/17/11 (GBP)	1,504,000	3,006
Altria Finance, 5.625%, 6/24/08 (EUR)	1,549,000	2,103
American Express Credit, 3.625%, 10/13/09 (EUR)	1,692,000	2,224
CIT Group, 4.25%, 9/22/11 (EUR)	1,200,000	1,576
CIT Group, 5.00%, 5/13/14 (EUR)	1,200,000	1,614
Citigroup, 3.875%, 5/21/10 (EUR)	867,000	1,148
Citigroup, 4.75%, 2/10/19 (EUR)	800,000	1,080
DEPFA ACS Bank, CMO, 4.375%, 1/15/15 (EUR)	16,000,000	21,586
Dow Chemical, 4.375%, 6/25/10 (EUR) (2)	994,000	1,327
GE Capital, 4.625%, 9/15/66 (EUR)	1,600,000	2,121
General Motors, 8.375%, 7/5/33 (EUR) (2)	1,650,000	2,080
General Motors Acceptance Corp., 5.75%, 9/27/10 (EUR)	800,000	1,071
Goldman Sachs, 4.25%, 8/4/10 (EUR)	1,299,000	1,736
International Lease Finance, 4.125%, 10/9/08 (EUR)	1,111,000	1,482
JPMorgan Chase, 4.25%, 6/9/11 (EUR)	1,223,000	1,630
JPMorgan Chase, VR, 4.375%, 11/12/19 (EUR)	1,300,000	1,712
Manpower, 4.75%, 6/14/13 (EUR)	800,000	1,056
MBNA Europe, 4.50%, 1/23/09 (EUR)	1,035,000	1,390
Mellon Funding Corporation, 6.375%, 11/8/11 (GBP)	1,504,000	3,026
Merrill Lynch, 4.625%, 10/2/13 (EUR)	1,223,000	1,645
Monumental Global Funding, 5.375%, 3/13/09 (EUR)	1,223,000	1,665
Morgan Stanley, 5.125%, 11/30/15 (GBP)	2,000,000	3,721
Pacific Life Funding, 5.125%, 1/20/15 (GBP)	1,504,000	2,863
Pacific Life Funding, 5.50%, 5/14/09 (EUR)	1,223,000	1,674
Principal Financial Global Funding, 4.50%, 1/22/09 (EUR)	1,223,000	1,637
Residential Capital, 5.125%, 5/17/12 (EUR)	800,000	1,037
Tyco International, 5.50%, 11/19/08 (EUR)	390,000	529
Wachovia, 4.375%, 8/1/16 (EUR)	700,000	924
Wal-Mart Stores, 4.75%, 1/29/13 (GBP)	1,504,000	2,842
Total United States (Cost $71,491)		74,441
SHORT-TERM INVESTMENTS 11.2%
Money Market Funds 11.2%
T. Rowe Price Reserve Investment Fund, 5.37% (3)(4)	261,926,126	261,926
Total Short-Term Investments (Cost $261,926)		261,926
SECURITIES LENDING COLLATERAL 4.5%
Money Market Pooled Account 4.5%
Investment in money market pooled account managed by
JPMorgan Chase Bank, London, 5.34% (3)	103,705,517	103,706
Total Securities Lending Collateral (Cost $103,706)		103,706

Total Investments in Securities
104.2% of Net Assets (Cost $2,327,154)		$2,428,205

†	Denominated in the currency of the country of incorporation unless otherwise noted
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - total value of such securities at period end amounts to
$2,416 and represents 0.1% of net assets.
(2)	All or a portion of this security is on loan at March 31, 2007 - see Note 2
(3)	Seven-day yield
(4)	Affiliated company - see Note 4
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CMO	Collateralized Mortgage Obligation
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
STEP	Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
TRY	Turkish Lira
USD	U.S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end
ZAR	South African Rand

SWAPS 0.0%
Iceland 0.0%
Goldman Sachs, Protection Bought (Relevant Credit: Kaupthing
Bank, Float, 12/1/09), Pay 0.37%, Receive upon credit default
3/20/12 (EUR)	(1,375,000)	1
		1
Supranational 0.0%
JPMorgan Chase, Protection Bought (Relevant Credit: ITRAXX
Series 6, 5 year), Pay 0.30%, Receive upon credit default
12/20/11 (EUR)	(5,000,000)	(22)
		(22)
United States 0.0%
JPMorgan Chase, Protection Sold (Relevant Credit: Merrill Lynch
6.005%, 2/17/19), Receive 0.34%, Pay upon credit default
3/20/12 (EUR)	1,375,000	1
Morgan Stanley, 5 Year Interest Rate Swap, Receive Fixed
3.873%, Pay Floating 3.715%, 11/23/11 (EUR)	5,000,000	(96)
		(95)
Total Swaps (Premium Paid/Received $0)		(116)

Open Forward Currency Exchange Contracts at March 31, 2007 were as follows:
(Amounts in 000s)

						Unrealized
Counterparty	Settlement	Receive		Deliver		Gain (Loss)
ABN Amro	4/10/07	USD	23,596	BRL	51,397	$(1,549)
ABN Amro	5/15/07	EUR	90,400	USD	119,135	1,987
ABN Amro	5/15/07	GBP	513	USD	1,000	10
ABN Amro	5/15/07	JPY	29,203,684	USD	243,730	6,217
ABN Amro	5/15/07	USD	94,520	EUR	71,125	(777)
ABN Amro	5/15/07	USD	50,128	GBP	25,752	(556)
Citibank	5/3/07	INR	954,349	USD	21,475	515
CS First Boston	4/23/07	INR	711,430	USD	15,980	441
CS First Boston	5/3/07	INR	816,676	USD	18,431	387
CS First Boston	5/15/07	GBP	455	USD	893	3
CS First Boston	5/15/07	MXN	9,924	USD	893	3
CS First Boston	5/15/07	SEK	6,260	USD	893	5
CS First Boston	5/15/07	USD	2,832	MXN	31,129	21
CS First Boston	5/21/07	MYR	4,101	USD	1,180	9
JPMorgan Chase	4/10/07	BRL	22,735	USD	10,808	315
JPMorgan Chase	5/15/07	EUR	21,441	USD	28,406	321
JPMorgan Chase	5/15/07	GBP	2,009	USD	3,908	45
JPMorgan Chase	5/15/07	JPY	3,583,479	USD	30,623	47
JPMorgan Chase	5/15/07	KRW	12,321,700	USD	13,208	(99)
JPMorgan Chase	5/15/07	PLN	3,280	USD	1,129	7
JPMorgan Chase	5/15/07	SEK	32,935	USD	4,715	12
JPMorgan Chase	5/15/07	USD	35,540	BRL	75,537	(1,204)
JPMorgan Chase	5/15/07	USD	1,521	CAD	1,759	(6)
JPMorgan Chase	5/15/07	USD	1,129	MXN	12,551	(5)
JPMorgan Chase	5/15/07	USD	9,177	TRY	13,108	(88)
Morgan Stanley	5/15/07	USD	37,297	CAD	43,677	(639)
Royal Bank
of Canada	5/15/07	CAD	1,942	USD	1,658	29
State Street Bank	4/10/07	BRL	2,301	USD	1,083	43
State Street Bank	4/23/07	INR	26,106	USD	586	17
State Street Bank	5/15/07	AUD	4,249	USD	3,299	140
State Street Bank	5/15/07	BRL	49,618	USD	23,605	531
State Street Bank	5/15/07	CAD	1,691	USD	1,467	2
State Street Bank	5/15/07	CZK	89,789	USD	4,134	166
State Street Bank	5/15/07	DKK	4,661	USD	834	4
State Street Bank	5/15/07	EUR	47,666	USD	63,407	459
State Street Bank	5/15/07	GBP	40,669	USD	79,144	899
State Street Bank	5/15/07	JPY	808,097	USD	6,880	36
State Street Bank	5/15/07	MXN	23,744	USD	2,120	24
State Street Bank	5/15/07	NOK	29,357	USD	4,744	92
State Street Bank	5/15/07	PLN	2,645	USD	891	25
State Street Bank	5/15/07	SEK	152,421	USD	21,761	116
State Street Bank	5/15/07	SGD	9,758	USD	6,366	83
State Street Bank	5/15/07	TRY	883	USD	609	15
State Street Bank	5/15/07	USD	5,008	CAD	5,857	(79)
State Street Bank	5/15/07	USD	2,512	DKK	14,394	(76)
State Street Bank	5/15/07	USD	33,629	EUR	25,772	(902)
State Street Bank	5/15/07	USD	6,915	GBP	3,580	(131)
State Street Bank	5/15/07	USD	892	HUF	175,160	(49)
State Street Bank	5/15/07	USD	52,221	JPY	6,160,531	(505)
State Street Bank	5/15/07	USD	8,058	MXN	90,349	(102)
State Street Bank	5/15/07	USD	30,611	PLN	89,214	(288)
State Street Bank	5/15/07	USD	21,097	SEK	147,468	(69)
State Street Bank	5/15/07	USD	9,300	ZAR	68,316	(32)
State Street Bank	5/15/07	ZAR	6,249	USD	857	(3)
UBS	5/15/07	CAD	2,011	USD	1,736	11
UBS	5/15/07	EUR	3,035	USD	4,000	66
UBS	5/15/07	JPY	4,933,191	USD	42,561	(339)
UBS	5/15/07	USD	4,896	GBP	2,505	(35)
UBS	5/15/07	USD	39,374	MXN	434,350	145
UBS	5/15/07	USD	26,599	TRY	38,443	(575)

Net unrealized gain (loss) on open
forward currency exchange contracts						$5,140

Open Futures Contracts at March 31, 2007 were as follows:
($ 000s)

		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Short, 440 Canada Treasury ten year
contracts, $340 pledged as initial margin	6/07	$(42,529)	$362
Short, 287 U.S. Treasury ten year
contracts, $301 pledged as initial margin	6/07	(31,433)	(202)
Net payments (receipts) of variation
margin to date			1,386
Variation margin receivable (payable)
on open futures contracts			$1,546

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price International Bond Fund
Unaudited	March 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The International Bond Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide high current income and capital appreciation by investing primarily in high-quality, nondollar-denominated bonds outside the U.S.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter (OTC) market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swap agreements are valued at prices furnished by dealers who make markets in such securities.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning January 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Emerging Markets

The fund may invest in securities of companies located in emerging markets or issued by governments of emerging market countries or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Forward Currency Exchange Contracts

The fund may invest in forward currency exchange contracts under which it is obligated to exchange currencies at specified future dates and exchange rates. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in currency values.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

Swaps

The fund may invest in interest rate swaps under which it is obligated to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in interest rates. The fund may invest in credit default swaps under which it buys or sells protection against a defined-issuer credit event. Upon a defined-issuer credit event, the fund is required to either deliver the notional amount of the contract in cash and take delivery of the relevant credit or deliver cash approximately equal to the notional amount of the contract less market value of the relevant credit at the time of the credit event. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from changes in creditworthiness of the relevant underlying issuer.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At March 31, 2007, the value of loaned securities was $151,130,000; aggregate collateral consisted of $103,706,000 in the money market pooled account.

NOTE 3 - FEDERAL INCOME TAXES

At March 31, 2007, the cost of investments for federal income tax purposes was $2,327,154,000. Net unrealized gain aggregated $102,127,000 at period-end, of which $132,309,000 related to appreciated investments and $30,182,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the three months ended March 31, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $1,626,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at March 31, 2007, and December 31, 2006, was $261,926,000 and $90,596,000, respectively.

T. ROWE PRICE EMERGING MARKETS BOND FUND
Unaudited		March 31, 2007
Portfolio of Investments †	Par/Shares	Value
(Cost and value in $000s)

ARGENTINA 7.2%
Government Bonds 6.5%
City of Buenos Aires, 7.00%, 5/23/08 (ITL) (1)	150,750,000	104
City of Buenos Aires, 7.875%, 4/11/07 (USD)	6,067,000	6,188
City of Buenos Aires, STEP, 6.65%, 6/10/09 (ITL) (1)	910,000,000	629
City of Buenos Aires, STEP, 9.50%, 5/28/08	5,955,000	2,144
Republic of Argentina, 2.00%, 9/30/14	7,500,000	2,677
Republic of Argentina, 7.00%, 9/12/13 (USD)	10,920,000	10,486
Republic of Argentina, 7.00%, 10/3/15 (USD)	9,155,000	8,448
Republic of Argentina, FRN, 0.63%, 12/31/38	28,795,435	5,264
Republic of Argentina, FRN, 2.79%, 12/31/33	11,413,475	5,364
		41,304
Warrants 0.7%
Republic of Argentina, Warrants, 12/15/35 (USD) (2)	16,737,466	2,309
Republic of Argentina, Warrants, 12/15/35 (2)	57,825,000	2,217
		4,526
Total Argentina (Cost $41,230)		45,830
BARBADOS 0.2%
Government Bonds 0.2%
Government of Barbados, 6.625%, 12/5/35 (USD)	1,000,000	1,029
Total Barbados (Cost $1,020)		1,029
BRAZIL 20.7%
Corporate Bonds 0.2%
BankBoston Banco Multiplo, 17.20%, 7/1/08	2,500,000	1,288
		1,288
Government Bonds 20.5%
Brazil Notas Do Tesouro Nacional, 6.00%, 5/15/09	5,450,000	4,188
Brazil Notas Do Tesouro Nacional, 6.00%, 5/15/15	15,045,000	11,057
Brazil Notas Do Tesouro Nacional, 10.00%, 1/1/12	21,310,000	9,729
Brazil Notas Do Tesouro Nacional, 10.00%, 1/1/14	8,361,000	3,746
Federal Republic of Brazil, 8.00%, 1/15/18 (USD)	50,252,000	56,785
Federal Republic of Brazil, 8.75%, 2/4/25 (USD)	12,000,000	15,450
Federal Republic of Brazil, 10.125%, 5/15/27 (USD)	12,290,000	17,913
Federal Republic of Brazil, 11.00%, 8/17/40 (USD) (3)	7,825,000	10,554
		129,422
Total Brazil (Cost $113,686)		130,710

COLOMBIA 2.3%
Government Bonds 2.3%
Republic of Colombia, 7.375%, 1/27/17 (USD) (3)	6,455,000	7,036
Republic of Colombia, 7.375%, 9/18/37 (USD) (3)	6,120,000	6,665
Republic of Colombia, 10.375%, 1/28/33 (USD)	500,000	725
Total Colombia (Cost $13,514)		14,426
EGYPT 1.5%
Corporate Bonds 0.7%
Orascom Telecom, 7.875%, 2/8/14 (USD)	4,270,000	4,217
		4,217
Government Bonds 0.8%
Government of Egypt, Zero Coupon, 4/3/07	7,700,000	1,351
Government of Egypt, Zero Coupon, 11/20/07	14,650,000	2,438
Government of Egypt, Zero Coupon, 1/29/08	10,075,000	1,649
		5,438
Total Egypt (Cost $9,663)		9,655
GABON 0.1%
Government Bonds 0.1%
Republic of Gabon, FRN, 6.188%, 5/1/08 (USD)	821,133	334
Total Gabon (Cost $334)		334
INDONESIA 4.0%
Government Bonds 4.0%
Republic of Indonesia, 6.625%, 2/17/37 (USD)	2,500,000	2,477
Republic of Indonesia, 6.875%, 3/9/17 (USD) (3)	11,030,000	11,675
Republic of Indonesia, 8.50%, 10/12/35 (USD) (3)	8,965,000	11,013
Total Indonesia (Cost $23,231)		25,165
IRAQ 4.5%
Government Bonds 4.5%
Republic of Iraq, 5.80%, 1/15/28 (USD) (3)	44,140,000	28,801
Total Iraq (Cost $31,280)		28,801
IVORY COAST 0.1%
Government Bonds 0.1%
Republic of Ivory Coast, STEP, 1.90%, 3/29/18 (FRF) (1)(4)	12,350,000	642
Total Ivory Coast (Cost $1,074)		642
JAMAICA 4.6%
Corporate Bonds 0.7%
Air Jamaica Limited, 9.375%, 7/8/15 (USD) (3)	1,925,000	2,075
Clarendon Alumina Productions, 8.50%, 11/16/21 (USD)	2,400,000	2,579
		4,654
Government Bonds 3.9%
Government of Jamaica, 8.00%, 3/15/39 (USD)	900,000	903
Government of Jamaica, 9.00%, 6/2/15 (USD)	6,275,000	6,943
Government of Jamaica, 10.625%, 6/20/17 (USD) (3)	13,685,000	16,703
		24,549
Total Jamaica (Cost $26,643)		29,203
LEBANON 2.6%
Corporate Bonds 1.9%
Banque Deu Liban, 10.00%, 4/25/15 (USD) (3)	10,600,000	11,594
		11,594
Government Bonds 0.7%
Republic of Lebanon, 8.25%, 4/12/21 (USD) (3)	1,400,000	1,362
Republic of Lebanon, 8.50%, 1/19/16 (USD) (3)	3,200,000	3,212
		4,574
Total Lebanon (Cost $16,100)		16,168

MEXICO 9.7%
Corporate Bonds 4.8%
America Movil, 8.46%, 12/18/36 (5)	14,400,000	1,322
America Movil, 8.46%, 12/18/36	15,000,000	1,377
BBVA Bancomer, 5.38%, 7/22/15 (USD)(3)	2,000,000	2,010
Pemex Project Funding Master Trust
6.625%, 6/15/35 (USD) (3)	11,660,000	12,030
Pemex Project Funding Master Trust, 7.75%, 9/28/49 (USD) (3)	8,916,000	9,277
Pemex Project Funding Master Trust, STEP
8.625%, 2/1/22 (USD)	3,375,000	4,206
		30,222
Government Bonds 4.9%
Petroleos Mexicanos, 9.91%, 7/16/15	9,638,000	974
United Mexican States, 6.75%, 9/27/34 (USD) (3)	10,350,000	11,305
United Mexican States, 8.00%, 12/19/13	185,080,000	17,215
United Mexican States, 9.00%, 12/22/11	19,275,000	1,852
		31,346
Warrants 0.0%
United Mexican States, Series E, Warrants, 6/30/07 (USD) (2)	2,000,000	29
		29
Total Mexico (Cost $59,575)		61,597
NORTH KOREA 0.2%
Government Bonds 0.2%
North Korea Debt Corp., Zero Coupon, 3/12/10 (DEM) (1)2)	4,000,000	684
North Korea Debt Corp., Zero Coupon, 3/12/10 (CHF) (2)	2,000,000	412
Total North Korea (Cost $475)		1,096
PANAMA 0.9%
Government Bonds 0.9%
Republic of Panama, 6.70%, 1/26/36 (USD)	5,260,000	5,463
Total Panama (Cost $5,061)		5,463
PERU 1.3%
Government Bonds 1.3%
Republic of Peru, 6.55%, 3/14/37 (USD)	2,839,000	2,949
Republic of Peru, 7.35%, 7/21/25 (USD) (3)	4,750,000	5,419
Total Peru (Cost $7,516)		8,368
PHILIPPINES 4.1%
Corporate Bonds 1.3%
National Power, 6.875%, 11/2/16 (USD)	2,400,000	2,450
National Power, FRN, 9.61%, 8/23/11 (USD) (5)	5,300,000	5,936
		8,386
Government Bonds 2.8%
Republic of Philippines, 7.50%, 9/25/24 (USD) (3)	5,949,000	6,551
Republic of Philippines, 7.75%, 1/14/31 (USD) (3)	9,540,000	10,780
		17,331
Total Philippines (Cost $24,194)		25,717
RUSSIA 12.8%
Corporate Bonds 4.1%
Gazprom, 8.625%, 4/28/34 (USD)(3)	18,330,000	23,515
VTB Capital, FRN, 5.96%, 8/1/08 (USD) (5)	2,000,000	2,003
		25,518
Government Bonds 8.7%
Russian Federation, FRN, 7.50%, 3/31/30 (USD)	48,537,908	55,121
		55,121
Total Russia (Cost $75,757)		80,639
SERBIA 4.2%
Government Bonds 4.2%
Republic of Serbia, FRN, 3.75%, 11/1/24 (USD)	28,020,000	26,444
Total Serbia (Cost $25,790)		26,444
SOUTH AFRICA 1.3%
Government Bonds 1.3%
Republic of South Africa, 8.50%, 6/23/17 (USD) (3)	6,750,000	8,302
Total South Africa (Cost $7,805)		8,302
TRINIDAD AND TOBAGO 0.5%
Corporate Bonds 0.5%
National Gas Company of Trinidad & Tobago
6.05%, 1/15/36 (USD) (3)	3,080,000	3,002
Total Trinidad and Tobago (Cost $2,914)		3,002
TURKEY 9.8%
Government Bonds 9.8%
Republic of Turkey, 6.875%, 3/17/36 (USD) (3)	17,525,000	16,780
Republic of Turkey, 7.00%, 6/5/20 (USD)	7,500,000	7,561
Republic of Turkey, 7.25%, 3/15/15 (USD)	1,000,000	1,038
Republic of Turkey, 8.00%, 2/14/34 (USD) (3)	1,500,000	1,632
Republic of Turkey, 10.00%, 2/15/12	500,000	366
Republic of Turkey, 11.875%, 1/15/30 (USD) (3)	2,100,000	3,229
Republic of Turkey, 14.00%, 1/19/11	44,064,200	28,167
Republic of Turkey, 20.00%, 10/17/07	250,000	182
Republic of Turkey, FRN, 21.46%, 1/12/11	4,000,000	2,952
Total Turkey (Cost $59,231)		61,907
UKRAINE 0.9%
Government Bonds 0.9%
Government of Ukraine, 6.58%, 11/21/16 (USD)	5,615,000	5,692
Total Ukraine (Cost $5,646)		5,692
URUGUAY 1.3%
Government Bonds 1.3%
Republic of Uruguay, 7.625%, 3/21/36 (USD) (3)	7,750,000	8,564
Total Uruguay (Cost $8,216)		8,564
VENEZUELA 0.7%
Government Bonds 0.7%
Petroleos de Venezuela, 5.25, 4/12/17% (USD)	5,000,000	4,231
		4,231
Warrants 0.0%
Republic of Venezuela, Warrants, 4/15/20 (USD) (2)	7,140	261
		261
Total Venezuela (Cost $4,231)		4,492
VIETNAM 2.1%
Government Bonds 2.1%
Republic of Vietnam, FRN, 6.125%, 3/13/28	4,750,000	4,726
Republic of Vietnam, 6.875%, 1/15/16	8,200,000	8,815
Total Vietnam (Cost $11,995)		13,541
SHORT-TERM INVESTMENTS 3.2%
Money Market Funds3.2%
T. Rowe Price Reserve Investment Fund, 5.37% (6)(7)	20,064,000	20,064
Total Short-Term Investments (Cost $20,064)		20,064
SECURITIES LENDING COLLATERAL 26.7%
Money Market Pooled Account26.7%
Investment in money market pooled account managed by
JPMorgan Chase Bank, London, 5.40% (6)	169,094,208	169,094
Total Securities Lending Collateral (Cost $169,094)		169,094
Total Investments in Securities
127.5% of Net Assets (Cost $765,339)		$805,945

†	Denominated in the currency of the country of incorporation unless otherwise noted
(1)	Security is denominated in legacy currency indicated and trades in euro.
(3)	Non-income producing
(3)	All or a portion of this security is on loan at March 31, 2007 - see Note 2
(4)	In default with respect to payment of interest
(5)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$9,261 and represents 1.5% of net assets.
(6)	Seven-day yield
(7)	Affiliated company - see Note 4
BRL	Brazilian real
CHF	Swiss franc
DEM	German mark
EUR	Euro
FRF	French franc
FRN	Floating-Rate Note
ITL	Italian lira
MXN	Mexican peso
STEP	Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
TRY	Turkish lira
USD	U.S. dollar

SWAPS 0.0%
Kazakhstan 0.0%
Morgan Stanley, Protection Bought (Relevant Credit: Republic of
Kazakhstan, 11.125%, 5/11/07) Pay 0.55%
Receive upon credit default, 12/20/11 (USD)	(2,000,000)	(5)
		(5)
Russia 0.0%
Morgan Stanley, Protection Sold (Relevant Credit: VTB Capital
7.50%, 10/12/11) Receive 0.87%
Pay upon credit default, 12/20/11 (USD)	2,000,000	12
		12
Supranational 0.0%
JPMorgan Chase, Protection Bought (Relevant Credit: Dow Jones
CDX.EM6) Pay 1.40%
Receive upon credit default, 12/20/11 (USD)	(10,000,000)	(146)
		(146)
Turkey 0.0%
JPMorgan Chase, Protection Sold (Relevant Credit: Republic of
Turkey, 7.25%, 3/15/15) Receive 3.00%, Pay upon credit
default, 6/20/16 (USD)	2,000,000	61
		61
Ukraine 0.0%
JPMorgan Chase, Protection Sold (Relevant Credit: Republic of
Ukraine, 6.58%, 11/21/16) Receive 2.21%
Pay upon credit default, 1/20/17 (USD)	5,000,000	14
		14
Venezuela 0.0%
JPMorgan Chase, Protection Bought (Relevant Credit: Republic
of Venezuela, 9.25%, 9/15/27) Pay .90%
Receive upon credit default, 2/20/08 (USD)	(9,000,000)	(23)
JPMorgan Chase, Protection Bought (Relevant Credit: Republic
of Venezuela, 9.375%, 1/13/34) Pay .55%, Receive upon credit
default, 1/20/08 (USD)	(5,000,000)	1

		(22)

Total Swaps (Premium Paid/Received $0)		(86)

Open Forward Currency Exchange Contracts at March 31, 2007 were as follows:
(Amounts in 000s)

						Unrealized
Counterparty	Settlement	Receive		Deliver		Gain (Loss)
ABN Amro	4/9/07	USD	2,887	TRY	4,325	$(211)
JPMorgan Chase	4/9/07	USD	15,781	TRY	23,480	(1,039)
JPMorgan Chase	4/9/07	USD	905	TRY	1,315	(37)
JPMorgan Chase	4/9/07	USD	3,220	TRY	4,563	(49)
State Street Bank	4/9/07	USD	7,759	TRY	11,611	(559)
CS First Boston	5/14/07	USD	1,708	MXN	18,800	10
JPMorgan Chase	5/14/07	USD	12,902	MXN	142,000	76
State Street Bank	5/14/07	USD	1,438	MXN	15,850	6
JPMorgan Chase	5/15/07	USD	1,879	EUR	1,444	(56)
State Street Bank	6/6/07	USD	3,309	BRL	7,130	(147)
State Street Bank	6/6/07	USD	13,907	BRL	29,900	(589)
State Street Bank	6/6/07	USD	5,186	BRL	11,230	(259)

Net unrealized gain (loss) on open
forward currency exchange contracts						$(2,854)

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Emerging Markets Bond Fund
Unaudited	March 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Emerging Markets Bond Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide high income and capital appreciation.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter (OTC) market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swap agreements are valued at prices furnished by dealers who make markets in such securities.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning January 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Emerging Markets

The fund may invest in securities of companies located in emerging markets or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Noninvestment-Grade Debt Securities

The fund may invest in noninvestment-grade debt securities, commonly referred to as "high-yield" or "junk" bonds. A real or perceived economic downturn or higher interest rates could adversely affect the liquidity or value, or both, of such securities because such events could lessen the ability of issuers to make principal and interest payments.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Forward Currency Exchange Contracts

The fund may invest in forward currency exchange contracts under which it is obligated to exchange currencies at specified future dates and exchange rates. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in currency values.

Swaps

The fund may invest in credit default swaps under which it buys or sells protection against a defined-issuer credit event. Upon a defined-issuer credit event, the fund is required to either deliver the notional amount of the contract in cash and take delivery of the relevant credit or deliver cash approximately equal to the notional amount of the contract less market value of the relevant credit at the time of the credit event. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from changes in creditworthiness of the relevant underlying issuer.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At March 31, 2007, the value of loaned securities was $183,725,000; aggregate collateral consisted of $169,094,000 in the money market pooled account.

NOTE 3 - FEDERAL INCOME TAXES

At March 31, 2007, the cost of investments for federal income tax purposes was $765,339,000. Net unrealized gain aggregated $37,703,000 at period-end, of which $79,036,000 related to appreciated investments and $41,333,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the three months ended March 31, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $292,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at March 31, 2007, and December 31, 2006, was $20,064,000 and $28,634,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 18, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 18, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	May 18, 2007